Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 32.       Subsequent events

L1 SPA

After June 30, 2024, L1 converted the remaining balance of USD 1.1 million on the Second L1 Note and USD 450,000 on the Third L1 Note, resulting in the delivery of a total of 4,103,597 Ordinary Shares of SEALSQ.

Anson SPA

After June 30, 2024, Anson converted USD 450,000 on the Third Anson Note, resulting in the delivery of a total of 1,275,000 Ordinary Shares of SEALSQ.